Net Income Per Share Information (Tables)	12 Months Ended
Mar. 31, 2011
Net Income Per Share Information
Schedule of Earnings Per Share Reconciliation

	Number of shares
	2011	2010	2009
Weighted average number of shares on which basic net income (loss) per share is calculated	4,515,932,415	3,662,578,076	3,323,996,973
Effect of dilutive securities:
Unsecured convertible bonds (due 2014)	315,249,850	—	—

Number of shares on which diluted net income (loss) per share is calculated	4,831,182,265	3,662,578,076	3,323,996,973

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Hitachi, Ltd. stockholders	238,869	(106,961)	(787,337)
Effect of dilutive securities:
Unsecured convertible bonds (due 2014)	72	—	—
Other	(368)	(0)	(8)

Net income (loss) attributable to Hitachi, Ltd. stockholders on which diluted net income (loss) per share is calculated	238,573	(106,961)	(787,345)

	Yen
Net income (loss) attributable to Hitachi, Ltd. stockholders per share:
Basic	52.89	(29.20)	(236.86)
Diluted	49.38	(29.20)	(236.87)